Convertible Preferred Stock (Details) - Evolv Technologies Holdings, Inc. - $ / shares	1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2019	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Series B-1 Preferred Stock
Temporary Equity [Line Items]
Original Issue Price	$ 0.3653	$ 0.3653	$ 0.3653	$ 0.3653	$ 0.3653
Series B Preferred Stock
Temporary Equity [Line Items]
Original Issue Price			0.3512	0.3512
Series A-1 Preferred Stock
Temporary Equity [Line Items]
Original Issue Price			0.2792	0.2792
Series A Preferred Stock
Temporary Equity [Line Items]
Original Issue Price			$ 1.28	$ 1.28